PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of December 31,
	2024	2023
	$’000	$’000

At cost
Computer and software	35	35
Furniture and fittings	15	15
Leasehold property	2,793	2,878
Machinery and equipment	3,624	2,735
Motor vehicles	5,573	5,074
Tool and equipment	952	824
Office equipment	103	106
Renovation	332	306
Asset in progress	6,929	-

	20,356	11,973
Less: Accumulated depreciation	(5,669)	(4,742)

	14,687	7,231